Net defined benefits liability_Key actuarial assumptions used in defined benefit liability assessment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of actuarial assumptions [Abstract]
Discount rate	3.25%	3.18%
Future wage growth rate	6.18%	6.18%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification
Weighted average maturity of defined benefit liability	12.94